RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

25. RELATED-PARTY TRANSACTIONS

Transactions with joint venture, associates, and unconsolidated entities

	2015	2014
Accounts receivable and other assets	4,916	191,159
PT-ACS		15,114
Fundação PT		7,387
Sportinvest Multimédia		105,492
Siresp		40
Fibroglobal		48,134
Yunit		7,454
Contax		3,307
Other entities	4,916	4,231

	2015	2014
Accounts payable and other liabilities	53,246	68,259
PT-ACS		599
Fundação PT		2
Sportinvest Multimédia		291
Siresp		6
Fibroglobal		9,564
Yunit		669
Contax		41,832
TODO		5,587

Ability		7
Veotex		345
Hispamar	52,425	9,357
Other entities	821

	2015	2014
Revenue
Revenue from services rendered	67	31,873
Contax		30,754
TODO		1,026
Other entities	67	93

	2015	2014
Costs/expenses
Operating costs and expenses	(240,511)	(232,176)
PT-ACS		(3,887)
Sportinvest Multimédia		(669)
Fibroglobal		(10,974)
Veotex		(10,221)
TODO		(22,984)
Hispamar	(207,366)	(152,041)
Other entities	(33,145)	(31,400)

The balances and transactions with joint venture, associates, and unconsolidated entities result from business transactions carried out in the normal course of operations, namely the provision of telecommunications services by the Company to these entities and the acquisition of these entities’ contents and the rent of their infrastructure.

Compensation of key management personnel

The compensation of the officers responsible for planning, managing and controlling the Company’s activities, i.e., directors and executive officers, totaled R$25,441 (R$25,409 at December 31, 2014) in the Company and R$25,649 (R$25,565 December 31, 2014) on a consolidated basis.